SEGMENT INFORMATION (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenue and long-lived assets by geography
Revenue	$ 765,251	$ 714,470	$ 680,612	$ 640,600	$ 596,943	$ 516,884	$ 485,404	$ 460,213	$ 2,800,933	$ 2,059,444	$ 1,636,815
Long-lived assets (excluding goodwill and intangible assets)	270,512				259,588				270,512	259,588
United States
Revenue and long-lived assets by geography
Revenue									1,966,383	1,583,322	1,359,655
Long-lived assets (excluding goodwill and intangible assets)	251,379				246,550				251,379	246,550
All other countries
Revenue and long-lived assets by geography
Revenue									834,550	476,122	277,160
Long-lived assets (excluding goodwill and intangible assets)	$ 19,133				$ 13,038				$ 19,133	$ 13,038